Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	3 Months Ended
Dec. 31, 2018
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Revenue from Charterers
During the period ended September 30, 2017, the year ended September 30, 2018 and the three months ended December 31, 2018, charterers that individually accounted for more than 10% of the Company’s revenues were as follows:

Charterer	Period ended September 30, 2017	Year Ended September 30, 2018	Three Months Ended December 31, 2018
A	81%	24%	100%
B	16%	—%	—%
C	—%	52%	—%
D	—%	17%	—%
Total	97%	93%	100%